Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Share Premium [Abstract]
Schedule of Group's Share Capital

The details of the Group’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2022	1,515,834	6,063	77,959,554
Face value changes and fractional shares due to reverse stock split	(36)	(5,457)	5,457
Shares outstanding as December 31, 2023	1,515,798	606	77,965,011
Shares issued for compensation	25,000	10	146,990
Conversion of preferred shares	706,250	283	847,217
Shares outstanding as December 31, 2024	2,247,048	899	78,959,218

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2024	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	1,515,834	6,063	$77,959,554
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	1,515,798	606	$77,965,011
Issue and fully paid common shares of US$0.0001 as at December 31, 2024	2,247,048	899	$78,959,218

Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock

Holders of Series A, C, D and E Convertible Preferred Stock converted certain preferred stock to common stock during 2021 and 2024. Following table shows the changes of the preferred stock during 2023 and 2024:

	Preferred A		Preferred C		Preferred D		Preferred E		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	1,470,000	5,860,000
Changes	-	-	-	-	-	-	-	-	-	-
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	1,470,000	5,860,000
Issued	-	-	-	-	-	-	1,000,000	3,000,000	1,000,000	3,000,000
Converted							(282,500)	(847,500)	(282,500)	(847,500)
At December 31, 2024	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	717,500	2,152,500	2,187,500	8,012,500
Common shares convertible after 1:4 reverse share split	31,000	N/A	18,750	N/A	26,000	N/A	1,793,750	N/A	1,869,500	N/A